Cost Reduction Initiatives, Impairments, Restructurings and Other Charges (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
During 2013, the Company recognized the following pre-tax charges related to its Devices group within the E&P Operations Optimization segment restructuring activity (in thousands):

	Facility charges	Severance charges	Asset write-downs and other	Total
Cost of goods sold	$647	$3,729	$21,351	$25,727
Operating expenses	$—	$1,873	$383	$2,256
Consolidated total	$647	$5,602	$21,734	$27,983

	Multi-client data library, net	Equity method investments(a)	Goodwill and Intangible Assets(b)	Asset write-downs and other		Severance charges	Total
Cost of goods sold	$100,100	$—	$—	$8,051		$391	$108,542
Operating expenses	—	—	23,284	8,214	(c)	1,902	33,400
Equity in earnings (losses) of investments	—	34,199	—	—		—	34,199
Consolidated total	$100,100	$34,199	$23,284	$16,265		$2,293	$176,141

(a)
Represents the full write-down of the Company’s equity method investment in INOVA Geophysical of $30.7 million, in addition to the Company’s share of charges related to excess and obsolete inventory and customer bad debts of $3.5 million. For a discussion of the Company’s impairment of its equity method investment, see Footnote 15 “Equity Method Investments” of the Footnotes to Consolidated Financial Statements contained elsewhere in this Annual Report on Form 10-K.

(b)
Includes an impairment of the goodwill on the Company’s Devices reporting unit and an impairment of certain intangible assets. For a discussion of the impairment of the goodwill, see Footnote 10 “Goodwill.” For a discussion of the impairment of the intangible asset, see Footnote 9 “Details of Selected Balance Sheet Accounts.”

(c)	Includes outstanding receivables from INOVA Geophysical of $5.5 million.